UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices)       (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	MAY 31

Date of reporting period:	JUNE 1, 2011 – NOVEMBER 30, 2011 (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers AMG Funds

November 30, 2011

Essex Small/Micro Cap Growth Fund

SAR015-1111

Managers AMG Funds

Essex Small/Micro Cap Growth Fund

Semi-Annual Report – November 30, 2011 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	3

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	7
Fund’s balance sheet, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	8
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statement of Changes in Net Assets	9
Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	10
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	11
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	16

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended November 30, 2011	Expense Ratio for the Period	Beginning Account Value 06/01/2011	Ending Account Value 11/30/2011	Expenses Paid During the Period*
Essex Small/Micro Cap Growth Fund
Class A
Based on Actual Fund Return	1.43%	$1,000	$822	$6.51

Based on Hypothetical 5% Annual Return	1.43%	$1,000	$1,018	$7.21
Class C

Based on Actual Fund Return	2.18%	$1,000	$818	$9.91

Based on Hypothetical 5% Annual Return	2.18%	$1,000	$1,014	$10.98
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

1

Essex Small/Micro Cap Growth Fund Performance

All periods ended November 30, 2011 (unaudited)

The tables below show the average annual total returns since inception through November 30, 2011 of Essex Small/Micro Cap Growth Fund and the Fund’s relative index for the same time periods.

		Average Annual Total Returns[1]
		Six	One	Three	Five	Ten	Since	Inception
		Months	Year	Years	Years	Years	Inception	Date
Essex Small/Micro Cap Growth Fund [2,3,4,5]
Class A*	No Load	(17.84)%	(3.09)%	17.28%	(1.21)%	6.40%	7.10%	9/28/2000
Class A*	With Load	(22.56)%	(8.64)%	15.00%	(2.37)%	5.78%	6.54%	9/28/2000
Class C*	No Load	(18.16)%	(3.85)%	16.42%	(1.95)%	—	(2.80)%	3/1/2006
Class C*	With Load	(18.98)%	(4.81)%	16.42%	(1.95)%	—	(2.80)%	3/1/2006
Russell 2000® Growth Index[6]		(12.31)%	4.70%	21.21%	2.08%	5.14%	1.32%	9/28/2000	†
*	The inception date for class A shares reflects that of the “Predecessor Fund” which commenced operations September 28, 2000. Class C shares commenced operations on March 1, 2006.

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

†	Date reflects the inception date of the Fund, not the index.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of November 30, 2011. All returns are in U.S. dollars($).

[2]	Fund for which, from time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

4	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[5]

The Fund is subject to risks associated with investments in micro-cap companies, such as relatively short earnings history, competitive conditions, less publicly available corporate information, and reliance on a limited number of products.

[6]	The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Growth Index is a trademark of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

Essex Small/Micro Cap Growth Fund

Fund Snapshots

November 30, 2011 (unaudited)

Portfolio Breakdown

Industry	Essex Small/Micro Cap Growth Fund**	Russell 2000® Growth Index

Information Technology	25.2%	23.3%

Health Care	24.6%	19.7%

Industrials	19.9%	16.4%

Consumer Discretionary	11.0%	14.4%

Financials	8.3%	7.6%

Energy	4.8%	9.0%

Telecommunication Services	2.6%	1.1%

Materials	1.7%	4.2%

Consumer Staples	1.5%	4.2%

Utilities	0.0%	0.1%

Other Assets and Liabilities	0.4%	0.0%

** As a percentage of net assets

Top Ten Holdings

Security Name	% of Net Assets

Acacia Research Corp.*	2.3%

Akorn, Inc.	2.2

Cardtronics, Inc.	2.2

HealthStream, Inc.*	2.1

Steven Madden, LTD.*	2.1

ULTA Salon, Cosmetics & Fragrance, Inc. *	2.1

Titan International, Inc.*	1.9

Air Methods Corp.	1.7

Maiden Holdings, Ltd.	1.7

HeartWare International, Inc.*	1.7

Top Ten as a Group	20.0%

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

* Top Ten Holding at May 31, 2011

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments

November 30, 2011 (Unaudited)

	Shares		Value

Common Stocks - 99.6%
Consumer Discretionary - 11.0%
American Public Education, Inc.*	28,732		$1,101,010
Cost Plus, Inc.*	108,317		876,285
Delta Apparel, Inc.*	11,535		207,630
Einstein Noah Restaurant Group, Inc.	95,147		1,309,223
IMAX Corp.*	73,310	[2]	1,422,947
Kona Grill, Inc.*	105,535		550,893
Leapfrog Enterprises, Inc.*	66,080		359,475
Marcus Corp., The	113,712		1,392,972
New York & Company, Inc.*	46,971		125,882
O’Charley’s, Inc.*	217,929		1,403,463
Steven Madden, Ltd.*	76,851		2,740,507
Ulta Salon, Cosmetics & Fragrance, Inc.*	38,427		2,675,672
Total Consumer Discretionary			14,165,959
Consumer Staples - 1.5%
Inter Parfums, Inc.	70,025		1,200,228
Lifeway Foods, Inc.*	65,906		679,491
Total Consumer Staples			1,879,719
Energy - 4.8%
Abraxas Petroleum Corp.*	387,482		1,398,810
Dawson Geophysical Co.*	52,437		1,829,003
Pioneer Drilling Co.*	159,072		1,746,611
Tesco Corp.*	92,253		1,229,732
Total Energy			6,204,156
Financials - 8.3%
American Safety Insurance Holdings, Ltd.*	71,331		1,569,282
Cardtronics, Inc.*	102,180		2,777,252
Employers Holdings, Inc.	75,807		1,316,768
Encore Capital Group, Inc.*	74,795		1,630,531
Evercore Partners, Inc., Class A	46,053		1,275,207
Maiden Holdings, Ltd.	251,297		2,186,284
Total Financials			10,755,324
Health Care - 24.6%
3SBio, Inc., ADR*	78,644		1,041,247
AdCare Health Systems, Inc.*	135,872		540,771
Affymetrix, Inc.*	231,447		1,046,140
Air Methods Corp.*	27,621		2,229,567
Akorn, Inc.*	261,330		2,811,911

	Shares		Value

Biolase Technology, Inc.*	86,220		$250,902
BioScrip, Inc.*	279,812		1,718,046
Bruker Corp.*	119,604		1,497,442
Cutera, Inc.*	179,891		1,408,546
Given Imaging, Ltd.*	17,770		315,951
HealthStream, Inc.*	163,376		2,756,153
HeartWare International, Inc.*	31,121		2,147,349
Merit Medical Systems, Inc.*	115,451		1,603,614
PAREXEL International Corp.*	85,712		1,718,526
PDI, Inc.*	132,279		837,326
Staar Surgical Co.*	197,699		1,943,381
SurModics, Inc.*	32,286		400,346
Thoratec Corp.*	70,498		2,144,549
Transcend Services, Inc.*	66,612		1,805,185
Trinity Biotech PLC, Sponsored ADR	71,978		721,939
Vascular Solutions, Inc.*	135,774		1,463,644
Zoll Medical Corp.*	29,678		1,366,078
Total Health Care			31,768,613
Industrials - 19.9%
Acacia Research Corp.*	84,962		2,958,377
Advisory Board Co., The*	22,790		1,649,540
Altra Holdings, Inc.*	78,269		1,388,492
Cascade Corp.	30,890		1,344,024
Chart Industries, Inc.*	34,756		2,115,250
Flow International Corp.*	175,947		460,981
Fuelcell Energy, Inc.*	704,703		655,374
Greenbrier Co., Inc.*	86,123		1,911,931
Hardinge, Inc.	115,821		1,021,541
Hawaiian Holdings, Inc.*	204,779		1,218,435
LMI Aerospace, Inc.*	39,906		662,440
LSI Industries, Inc.	144,296		936,481
Manitex International, Inc.*	167,365		729,711
On Assignment, Inc.*	152,232		1,586,257
Orion Energy Systems, Inc.*	302,603		877,549
PowerSecure International, Inc.*	116,396	[2]	739,115
Titan International, Inc.	113,693		2,448,947
Wabash National Corp.*	163,766		1,202,042
Westport Innovations, Inc.*	61,479	[2]	1,701,124
Total Industrials			25,607,611

The accompanying notes are an integral part of these financial statements.

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (continued)

	$000,000,000		$000,000,000
	Shares		Value

Information Technology - 25.2%
ACI Worldwide, Inc.*	48,767		$1,466,911
Acme Packet, Inc.*	26,594		889,037
Actuate Corp.*	199,478		1,316,555
AudioCodes, Ltd.*	261,118		913,913
Aviat Networks, Inc.*	372,000		654,720
Callidus Software, Inc.*	291,367	[2]	1,491,799
Ciber, Inc.*	387,586		1,604,606
ClickSoftware Technologies, Ltd.	138,115		1,249,941
Computer Task Group, Inc.*	118,895		1,550,391
Echo Global Logistics, Inc.*	105,531		1,658,947
Ikanos Communications, Inc.*	241,037		203,194
Interactive Intelligence Group, Inc.*	73,022		1,628,391
Limelight Networks, Inc.*	240,544		740,876
Lionbridge Technologies, Inc.*	456,784		1,018,628
Manhattan Associates, Inc.*	40,461		1,826,410
Marchex, Inc.	170,190		1,176,013
Pervasive Software, Inc.*	107,513		670,881
PMC-Sierra, Inc.*	228,928		1,279,708
Power-One, Inc.*	240,843		1,025,991
PROS Holdings, Inc.*	88,909		1,423,433
Quantum Corp.*	403,641		1,085,794
ShoreTel, Inc.*	156,344		942,754
STEC, Inc.*	80,035		729,919
	$000,000,000	$000,000,000
	Shares	Value

ValueClick, Inc.*	85,835	$1,327,009
Vocus, Inc.*	80,811	1,714,810
Web.com Group, Inc.*	161,021	1,660,127
Westell Technologies, Inc.*	538,179	1,200,139
Total Information Technology		32,450,897
Materials - 1.7%
Headwaters, Inc.*	334,096	855,286
LSB Industries, Inc.*	40,831	1,276,785
Total Materials		2,132,071
Telecommunication Services - 2.6%
inContact, Inc.*	293,876	1,293,055
Premiere Global Services, Inc.*	253,519	2,096,602
Total Telecommunication Services		3,389,657
Total Common Stocks
(cost $114,346,329)		128,354,007
Other Investment Companies - 1.8% [1]
BNY Mellon Overnight Government Fund, 0.11%[3]	2,103,495	2,103,495
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%	286,156	286,156
Total Other Investment Companies (cost $2,389,651)		2,389,651
Total Investments - 101.4% (cost $116,735,980)		130,743,658
Other Assets, less Liabilities - (1.4)%		(1,837,595)
Net Assets - 100.0%		$128,906,063

The accompanying notes are an integral part of these financial statements.

Essex Small/Micro Cap Growth Fund

Notes to Schedule of Portfolio Investments (unaudited)

Note: Based on the approximate cost of investments of $118,363,129, for Federal income tax purposes at November 30, 2011, the aggregate gross unrealized appreciation and depreciation were $26,291,140 and $12,283,461, respectively, resulting in net unrealized appreciation of investments of $14,007,679.

*	Non-income-producing security.

[1]

Yield shown for each investment company represents the November 30, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares, amounting to a market value of $2,049,715, or 1.6% of net assets, were out on loan to various brokers.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

As of November 30, 2011, the securities in the Fund were all Level 1 inputs. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of November 30, 2011, the Fund had no transfers between Level 1 and Level 2 from the beginning of the reporting period.

Investments Definitions and Abbreviations:

ADR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Essex Small/Micro Cap Growth Fund

Statement of Assets and Liabilities

November 30, 2011 (unaudited)

Assets:

Investments at value* (including securities on loan valued at $2,049,715)	$130,743,658

Receivable for investments sold	2,842,978

Receivable for Fund shares sold	87,940

Dividends and other receivables	26,332

Prepaid expenses	30,120

Total assets	133,731,028

Liabilities:

Payable upon return of securities loaned	2,103,496

Payable for investments purchased	2,241,914

Payable for Fund shares repurchased	244,028

Accrued expenses:

Investment management and advisory fees	104,512

Distribution fees - Class A	25,866

Distribution fees - Class C	1,048

Other	104,101

Total liabilities	4,824,965

Net Assets	$128,906,063

Net Assets Represent:

Paid-in capital	$139,690,472

Undistributed net investment loss	(716,231)

Accumulated net realized loss from investments	(24,075,856)

Net unrealized appreciation of investments	14,007,678

Net Assets	$128,906,063

Class A Shares - Net Assets	$127,608,787

Shares outstanding	7,404,971

Net asset value and redemption price per share	$17.23

Offering price per share based on a maximum sales charge of 5.75% (Net asset value per share/(100% - maximum sales charge))	$18.28

Class C Shares - Net Assets	$1,297,276

Shares outstanding	78,654

Net asset value and offering price per share	$16.49

* Investments at cost	$116,735,980

The accompanying notes are an integral part of these financial statements.

Essex Small/Micro Cap Growth Fund

Statement of Operations

For the six months ended November 30, 2011 (unaudited)

Investment Income:

Dividend income	$173,851

Foreign withholding tax	(3,153)

Securities lending fees	119,358

Total investment income	290,056

Expenses:

Investment management and advisory fees	697,430

Distribution fees - Class A	172,456

Distribution fees - Class C	7,607

Transfer agent	31,550

Custodian	29,503

Professional fees	23,835

Reports to shareholders	23,071

Registration fees	9,218

Trustees fees and expenses	7,945

Miscellaneous	3,810

Total expenses before reductions	1,006,425

Expense reductions	(138)

Net expenses	1,006,287

Net investment loss	(716,231)

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	1,112,364

Net change in unrealized depreciation of investments	(30,288,431)

Net realized and unrealized gain (loss)	(29,176,067)

Net decrease in net assets resulting from operations	($29,892,298)

The accompanying notes are an integral part of these financial statements.

Essex Small/Micro Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended November 30, 2011 (unaudited) and for the fiscal year ended May 31, 2011

	$000000.00	$000000.00
	November 30, 2011	May 31, 2011

Increase (Decrease) in Net Assets From Operations:

Net investment loss	($716,231)	($1,633,897)

Net realized gain on investments	1,112,364	33,753,871

Net change in unrealized appreciation (depreciation) of investments	(30,288,431)	20,233,761

Net increase (decrease) in net assets resulting from operations	(29,892,298)	52,353,735

From Capital Share Transactions:

Class A

Proceeds from sale of shares	9,489,521	32,609,807

Cost of shares repurchased	(22,217,206)	(75,197,801)

Net decrease from capital share transactions - Class A	(12,727,685)	(42,587,994)

Class C

Proceeds from sale of shares	7,943	114,223

Cost of shares repurchased	(339,815)	(1,231,043)

Net decrease from capital share transactions - Class C	(331,872)	(1,116,820)

Total increase (decrease) in net assets	(42,951,855)	8,648,921

Net Assets:

Beginning of period	171,857,918	163,208,997

End of period	$128,906,063	$171,857,918

End of period undistributed net investment loss	($716,231)	—

Share Transactions:

Class A

Proceeds from sale of shares	528,236	1,779,231

Cost of shares repurchased	(1,224,454)	(4,204,407)

Net decrease - Class A	(696,218)	(2,425,176)

Class C

Proceeds from sale of shares	446	6,582

Cost of shares repurchased	(19,734)	(69,498)

Net decrease - Class C	(19,288)	(62,916)

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2011	For the fiscal year ended May 31,
Class A Shares	(unaudited)	2011	2010	2009	2008	2007

Net Asset Value, Beginning of Period	$20.97	$15.28	$12.17	$19.92	$21.35	$18.93

Income from Investment Operations:
Net investment loss	(0.10)	(0.17)[2]	(0.16)[2]	(0.15)[2]	(0.22)[2]	(0.21)
Net realized and unrealized gain (loss) on investments	(3.64)	5.86[2]	3.27[2]	(7.60)[2]	(0.97)[2]	2.72
Total from investment operations	(3.74)	5.69	3.11	(7.75)	(1.19)	2.51

Less Distributions to Shareholders from:
Net realized gain on investments	—	—	—	—	(0.24)	(0.09)

Net Asset Value, End of Period	$17.23	$20.97	$15.28	$12.17	$19.92	$21.35

Total Return [1]	(17.84)%[5]	37.24%[4]	25.55%[4]	(38.91)%[4]	(5.78)%	13.40%

Ratio of net expenses to average net assets	1.43%[6]	1.40%	1.43%	1.49%	1.49%	1.49%

Ratio of net investment loss to average net assets [1]	(1.02)%[6]	(0.99)%	(1.09)%	(1.11)%	(1.06)%	(1.11)%

Portfolio turnover	34%[5]	88%	101%	67%	57%	100%

Net assets at end of period (000’s omitted)	$127,609	$169,885	$160,830	$165,444	$170,132	$93,097

Ratios absent expense offsets: [3]

Ratio of total expenses to average net assets	1.43%[6]	1.40%	1.43%	1.49%	1.49%	1.50%

Ratio of net investment loss to average net assets	(1.02)%[6]	(0.99)%	(1.09)%	(1.11)%	(1.06)%	(1.12)%

	For the six months ended November 30, 2011	For the fiscal year ended May 31,
Class C Shares	(unaudited)	2011	2010	2009	2008	2007

Net Asset Value, Beginning of Period	$20.15	$14.79	$11.87	$19.58	$21.14	$18.89

Income from Investment Operations:
Net investment loss	(0.10)	(0.29)[2]	(0.26)[2]	(0.27)[2]	(0.37)[2]	(0.18)
Net realized and unrealized gain (loss) on investments	(3.56)	5.65[2]	3.18[2]	(7.44)[2]	(0.96)[2]	2.52
Total from investment operations	(3.66)	5.36	2.92	(7.71)	(1.33)	2.34

Less Distributions to Shareholders from:
Net realized gain on investments	—	—	—	—	(0.23)	(0.09)

Net Asset Value, End of Period	$16.49	$20.15	$14.79	$11.87	$19.58	$21.14

Total Return [1]	(18.16)%[5]	36.24%	24.60%[4]	(39.38)%[4]	(6.42)%	12.41%

Ratio of net expenses to average net assets	2.18%[6]	2.15%	2.18%	2.24%	2.24%	2.24%

Ratio of net investment loss to average net assets [1]	(1.77)%[6]	(1.73)%	(1.84)%	(1.90)%	(1.81)%	(1.86)%

Portfolio turnover	34%[5]	88%	101%	67%	57%	100%

Net assets at end of period (000’s omitted)	$1,297	$1,973	$2,379	$2,676	$8,596	$4,331

Ratios absent expense offsets: [3]

Ratio of total expenses to average net assets	2.18%[6]	2.15%	2.18%	2.24%	2.24%	2.25%

Ratio of net investment loss to average net assets	(1.77)%[6]	(1.73)%	(1.84)%	(1.90)%	(1.81)%	(1.87)%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]	Per share numbers have been calculated using average shares.
[3]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[4]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[5]	Not Annualized.
[6]	Annualized.

Notes to Financial Statements
November 30, 2011	(unaudited)

1. Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the Essex Small/Micro Cap Growth Fund (“the Fund”).

The Fund offers two classes of shares, Class A and Class C. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Sales of Class A shares may be subject to a front-end sales charge of up to 5.75%. Redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less). Please refer to a current prospectus for additional information on each share class.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”). Under certain circumstances, the value of certain Fund investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (“the Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use

Notes to Financial Statements (continued)

in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b. Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. Dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated Funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Both classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan.

The Fund has a “balance credit” agreement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended November 30, 2011, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended November 30, 2011, overdraft fees were $32.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., (formerly PNC Global Investment Servicing (U.S.) Inc.), whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended November 30, 2011, the transfer agent expense was reduced by $138.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d. Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales and equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Notes to Financial Statements (continued)

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended May 31, 2008-2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. Capital Loss Carryovers and Deferrals

As of May 31, 2011, the Fund had accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes as shown in the following chart. This amount may be used to offset realized capital gains, if any, through the expiration dates listed.

Capital Loss Carryover	Amount	Expires May 31,
(Pre-Enactment)	$23,561,070	2018

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. Additionally, post-enactment capital losses that are carried forward will retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund’s first fiscal year subject to the Act will be the current fiscal year ended May 31, 2012.

g. Capital Stock

The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value, for the Fund. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At November 31, 2011 certain unaffiliated shareholders of record, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund as follows: two accounts collectively own 42%. Transactions by these shareholders may have a material impact on the Fund.

2. Agreements and Transactions with Affiliates

The Trust has entered into an investment management agreement (each, an “Investment Management Agreement”) under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Fund’s investment portfolio is managed by Essex Investment Management Co., LLC (“Essex”), which serves pursuant to a subadvisory agreement between the Investment Manager and Essex with respect to the Fund. AMG indirectly owns a majority interest in Essex.

The Fund is obligated by the Investment Management Agreement to pay a management fee to the Investment Manager at at the annual rate of 1.00% of the average daily net assets of the Fund. Under the Investment Management Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Essex, Essex reimburses the Investment Manager for the costs that the Investment Manager bears in providing such services to the Fund.

The Investment Manager has contractually agreed, through at least October 1, 2011, to waive management fees and/or reimburse Fund expenses in order to limit total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to the following percentages of the Fund’s average daily net assets: Class A – 1.49%, Class C – 2.24%.

The Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such future year to exceed the previously stated expense limitation percentage based on the Fund’s average daily net assets. For the six months ended November 30, 2011, the Fund made no repayments to the Investment Manager. At November 30, 2011, there was no cumulative amount of reimbursement by the Investment Manager subject to repayment by the Fund.

Effective January 1, 2011 the aggregate annual retainer paid to each Independent Trustee is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. (Prior to January 1, 2011,

Notes to Financial Statements (continued)

the aggregate annual retainer paid to each Independent Trustee was $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts received an additional payment of $15,000 per year. The Chairman of the Audit Committee received an additional payment of $5,000 per year.) The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represent the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class A and Class C shares of the Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% and 1.00% annually of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively.

The Plan further provides for periodic payments by the Trust or MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A or Class C shares of the Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

The Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended November 30, 2011, the Fund did not lend to other Managers Funds. During the same period, the Fund borrowed from other Managers Funds varying amounts up to $4,557,174 for 5 days paying interest of $560. The interest amount is included in the Statement of Operations as part of miscellaneous expense.

3. Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities and U.S. Government obligations) for the six months November 30, 2011, were $47,985,529 and $61,745,139, respectively. There were no purchases or sales of U.S. Government obligations for the Fund.

4. Portfolio Securities Loaned

The Fund participated in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, or other short-term investments as defined in the Securities Lending Agreement with BNYM.

Notes to Financial Statements (continued)

Effective August 2, 2010, the Trust, on behalf of each applicable Fund, entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in Series B of the BNY Institutional Cash Reserves Fund (the “ICRF”), pursuant to which (i) BNYMC would support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the “Lehman Securities”) and held by Series B of the ICRF, and (ii) once certain conditions were met, BNYMC would purchase the defaulted securities from the Fund. On October 17, 2011, after certifying that the Fund had met all necessary conditions, BNYMC purchased the Lehman Securities from the Fund at a predetermined price, which represented a premium over the fair market value of the Lehman Securities at that date.

5. Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses and expects the risks of material loss to be remote.

6. New Accounting Standards

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

7. Subsequent Events

The Fund has determined that no additional material events or transactions occurred through the issuance date of the Fund’s financial statements, which require additional disclosure in or adjustment of the Fund’s financial statements.

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 9-10, 2011, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for the Essex Small/Micro Cap Growth Fund (the “Fund”) and the Subadvisory Agreement with the Subadvisor with respect to the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for the Fund (the “Peer Group”), performance information for the relevant benchmark index for the Fund (the “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 9-10, 2011, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain an expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class A shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2011 was above, below, below and above, respectively, the median performance of the Peer Group and above, below, below and above, respectively, the performance of the Fund Benchmark, the Russell 2000 Growth Index. The Trustees took into account management’s discussion of the Fund’s more recent improved performance and the Fund’s performance over longer periods, including the fact that the Class A shares ranked in the top quartile relative to the Peer Group for the 10-year period. The Trustees noted that the Fund’s intermediate-term performance has been negatively impacted by underperformance in 2008 and 2009, and noted the Fund’s strong performance over the longer-term. The Trustees concluded that the Fund’s performance has been satisfactory in light of all factors considered.

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Annual Renewal of Investment Advisory Agreements (continued)

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor with respect to the Fund, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from the Fund. The Trustees also noted management’s discussion of the current asset level of the Fund, including the effect on assets attributable to the economic and market conditions since 2008, and considered the impact on profitability of the current asset levels and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the current asset levels of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. The Board also took into account management’s discussion of the current advisory fee structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Subadvisor regarding the cost to the Subadvisor of providing subadvisory services to the Fund and the resulting profitability from the relationships and noted that, because the Subadvisor is an affiliate of the Investment Manager, such profitability might be directly or indirectly shared by the Investment Manager.

The Trustees noted the current asset levels of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations at this time. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subad-visor to be a material factor in their considerations at this time.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2011 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2011, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.49% for Class A shares and 2.24% for Class C Shares. The Trustees took into account management’s discussion of the Fund’s expenses and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*     *     *     *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreement and is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on 9-10, 2011, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management and Subad-visory Agreements for the Fund.

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Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Subadvisor

Essex Investment Management Co., LLC

125 High Street, 29th Floor

Boston, MA 02110

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.*

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

Trustees

Jack W. Aber

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

*	Formerly PNC Global Investment Servicing (U.S.) Inc.

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS		BALANCED FUNDS

CADENCE CAPITAL APPRECIATION	INTERNATIONAL EQUITY	CHICAGO EQUITY PARTNERS BALANCED
CADENCE FOCUSED GROWTH	AllianceBernstein L.P.	Chicago Equity Partners, LLC
CADENCE MID-CAP	Lazard Asset Management, LLC
CADENCE EMERGING COMPANIES	Martin Currie Inc.	ALTERNATIVE FUNDS
Cadence Capital Management, LLC
	REAL ESTATE SECURITIES	FQ GLOBAL ALTERNATIVES
CHICAGO EQUITY PARTNERS MID-CAP	Urdang Securities Management, Inc.	FQ GLOBAL ESSENTIALS
Chicago Equity Partners, LLC		First Quadrant, L.P.
RENAISSANCE LARGE CAP GROWTH
EMERGING MARKETS EQUITY	Renaissance Group LLC	INCOME FUNDS
Rexiter Capital Management Limited
Schroder Investment Management North America Inc.	SKYLINE SPECIAL EQUITIES	BOND (MANAGERS)
	PORTFOLIO	FIXED INCOME
ESSEX SMALL/MICRO CAP GROWTH	Skyline Asset Management, L.P.	GLOBAL BOND
Essex Investment Management Co., LLC		Loomis, Sayles & Co., L.P.
SPECIAL EQUITY
FQ TAX-MANAGED U.S. EQUITY	Ranger Investment Management, L.P.	BOND (MANAGERS PIMCO)
FQ U.S. EQUITY	Lord, Abbett & Co. LLC	Pacific Investment Management Co. LLC
First Quadrant, L.P.	Smith Asset Management Group, L.P.
	Federated MDTA LLC	CALIFORNIA INTERMEDIATE TAX-FREE
FRONTIER SMALL CAP GROWTH		Miller Tabak Asset Management LLC
Frontier Capital Management Company, LLC	SYSTEMATIC VALUE
	SYSTEMATIC MID CAP VALUE	GW&K MUNICIPAL BOND
GW&K SMALL CAP EQUITY	Systematic Financial Management, L.P.	GW&K MUNICIPAL ENHANCED YIELD
Gannett Welsh & Kotler, LLC		Gannett Welsh & Kotler, LLC
TIMESSQUARE MID CAP GROWTH
MICRO-CAP	TIMESSQUARE SMALL CAP GROWTH	HIGH YIELD
Lord, Abbett & Co. LLC	TSCM GROWTH EQUITY	J.P. Morgan Investment Management LLC
WEDGE Capital Management L.L.P.	TimesSquare Capital Management, LLC
Next Century Growth Investors LLC		INTERMEDIATE DURATION GOVERNMENT
RBC Global Asset Management (U.S.) Inc.	TRILOGY GLOBAL EQUITY	SHORT DURATION GOVERNMENT
	TRILOGY EMERGING MARKETS EQUITY	Smith Breeden Associates, Inc.
TRILOGY INTERNATIONAL SMALL CAP
Trilogy Global Advisors, L.P.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: February 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: February 3, 2012

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: February 3, 2012